Shareholder Report, Line Graph (Details) 195666_Tweedy Browne International Insider Value ETF_TF_TSR Annual {TF} - USD ($)		12 Months Ended
	Sep. 09, 2025	Aug. 31, 2026
Tweedy, Browne International Insider + Value ETF
Account Value [Line Items]
Line Graph and Table Measure Name		Tweedy, Browne International Insider + Value ETF NAV
Accumulated Value	$ 10,000	$ 13,451
MSCI EAFE Index Net (USD) [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		MSCI EAFE Index Net (USD)
Accumulated Value	$ 10,000	$ 12,071